Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY WORLD MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000872825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2020
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
World Mutual Funds Prospectus | Emerging Markets Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will invest at least 80% of its net assets in equity securities of companies located in emerging market countries. The fund generally invests in equity securities denominated in foreign currencies.
The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Index. The countries comprising the index will change from time to time, but as of December 31, 2019 include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition, a portion of the fund’s assets may be invested in frontier markets (emerging market countries at an earlier stage of development).
In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Frontier Emerging Markets Risk – The risks of investing in a frontier emerging market are magnified because they generally have smaller economies and less developed capital markets than traditional emerging markets. Unique risks include: potential for extreme price volatility and illiquidity, government control of certain industries or companies and limitations on foreign investment, economic and political instability, and relatively new and unsettled securities laws.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of a fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2010): 20.12% Lowest Performance Quarter (3Q 2011): -26.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | Emerging Markets Fund | MSCI Emerging Markets Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%
World Mutual Funds Prospectus | Emerging Markets Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWMIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Annual Return 2010	rr_AnnualReturn2010	17.85%
Annual Return 2011	rr_AnnualReturn2011	(21.60%)
Annual Return 2012	rr_AnnualReturn2012	24.86%
Annual Return 2013	rr_AnnualReturn2013	0.25%
Annual Return 2014	rr_AnnualReturn2014	(1.57%)
Annual Return 2015	rr_AnnualReturn2015	(8.29%)
Annual Return 2016	rr_AnnualReturn2016	7.63%
Annual Return 2017	rr_AnnualReturn2017	45.86%
Annual Return 2018	rr_AnnualReturn2018	(19.14%)
Annual Return 2019	rr_AnnualReturn2019	21.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.37%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.94%
5 Years	rr_AverageAnnualReturnYear05	7.25%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
World Mutual Funds Prospectus | Emerging Markets Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.99%
5 Years	rr_AverageAnnualReturnYear05	7.34%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
World Mutual Funds Prospectus | Emerging Markets Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.28%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1997
World Mutual Funds Prospectus | Emerging Markets Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AMKIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,282
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.30%
5 Years	rr_AverageAnnualReturnYear05	7.47%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 28, 1999
World Mutual Funds Prospectus | Emerging Markets Fund | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEYMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	22.43%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.65%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[1]
World Mutual Funds Prospectus | Emerging Markets Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEMMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,023
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,261
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.64%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 1999
World Mutual Funds Prospectus | Emerging Markets Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACECX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,206
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,581
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.88%
5 Years	rr_AverageAnnualReturnYear05	6.22%
10 Years	rr_AverageAnnualReturnYear10	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 18, 2001
World Mutual Funds Prospectus | Emerging Markets Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEMRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	552
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	950
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,060
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.32%
5 Years	rr_AverageAnnualReturnYear05	6.71%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
World Mutual Funds Prospectus | Emerging Markets Fund | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEGMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	335
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,282
Label	rr_AverageAnnualReturnLabel	R5 Class2 Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	22.28%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.47%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.13%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[3]
World Mutual Funds Prospectus | Emerging Markets Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AEDMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.47%
5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 15 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will invest at least 80% of its net assets in securities issued by small cap companies that are located in emerging market countries. The fund generally invests in equity securities that are denominated in foreign currencies.
The portfolio managers consider small cap companies to include companies that, at the time of purchase, have market capitalizations not greater than the larger of the market capitalization of the largest company in the MSCI Emerging Markets Small Cap Index or $6 billion. As of January 31, 2020, the total market capitalization of the largest company in the index was $5.1 billion.
The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Small Cap Index. The countries comprising the index will change from time to time, but as of December 31, 2019 include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition, a portion of the fund’s assets may be invested in frontier markets (emerging market countries at an earlier stage of development).
In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The portfolio managers look for equity securities of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Frontier Emerging Markets Risk – The risks of investing in a frontier emerging market are magnified because they generally have smaller economies and less developed capital markets than traditional emerging markets. Unique risks include: potential for extreme price volatility and illiquidity, government control of certain industries or companies and limitations on foreign investment, economic and political instability, and relatively new and unsettled securities laws.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of a fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2017): 12.15% Lowest Performance Quarter (4Q 2018): -9.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | MSCI Emerging Markets Small Cap Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	11.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AECVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	509
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	877
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,909
Annual Return 2017	rr_AnnualReturn2017	38.34%
Annual Return 2018	rr_AnnualReturn2018	(19.01%)
Annual Return 2019	rr_AnnualReturn2019	21.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.20%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.40%
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	21.52%
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AECSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,690
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.61%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AECLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 753
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,127
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,524
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,627
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AECHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	813
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,939
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.15%
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AECMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,135
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,438
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.77%
Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Emerging Markets Small Cap Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AECTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,522
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
World Mutual Funds Prospectus | Focused Global Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Focused Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in companies located in developed countries world-wide (including the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. The fund normally invests in a relatively limited number of companies, generally 30-50.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets.These countries also may lack the legal, business and social framework to support securities markets.

•
Focused Portfolio Risk  – Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive, on the fund’s value.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Currency Risk – Securities denominated in foreign currencies are subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (1Q 2019): 17.02% Lowest Performance Quarter (3Q 2011): -17.95%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2019, the fund’s investment advisor selected a different benchmark for comparison purposes. The advisor believes the MSCI ACWI Index is more reflective of the fund’s strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | Focused Global Growth Fund | MSCI ACWI Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	[5]
1 Year	rr_AverageAnnualReturnYear01	26.60%	[5]
5 Years	rr_AverageAnnualReturnYear05	8.40%	[5]
10 Years	rr_AverageAnnualReturnYear10	8.78%	[5]
World Mutual Funds Prospectus | Focused Global Growth Fund | MSCI World Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	8.73%
10 Years	rr_AverageAnnualReturnYear10	9.46%
World Mutual Funds Prospectus | Focused Global Growth Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWGGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,306
Annual Return 2010	rr_AnnualReturn2010	12.98%
Annual Return 2011	rr_AnnualReturn2011	(6.24%)
Annual Return 2012	rr_AnnualReturn2012	17.50%
Annual Return 2013	rr_AnnualReturn2013	30.88%
Annual Return 2014	rr_AnnualReturn2014	1.88%
Annual Return 2015	rr_AnnualReturn2015	2.46%
Annual Return 2016	rr_AnnualReturn2016	(1.24%)
Annual Return 2017	rr_AnnualReturn2017	27.55%
Annual Return 2018	rr_AnnualReturn2018	(6.47%)
Annual Return 2019	rr_AnnualReturn2019	36.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.95%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.13%
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	10.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1998
World Mutual Funds Prospectus | Focused Global Growth Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	31.33%
5 Years	rr_AverageAnnualReturnYear05	8.05%
10 Years	rr_AverageAnnualReturnYear10	9.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1998
World Mutual Funds Prospectus | Focused Global Growth Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	24.77%
5 Years	rr_AverageAnnualReturnYear05	7.92%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1998
World Mutual Funds Prospectus | Focused Global Growth Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.47%
5 Years	rr_AverageAnnualReturnYear05	10.66%
10 Years	rr_AverageAnnualReturnYear10	10.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2000
World Mutual Funds Prospectus | Focused Global Growth Fund | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGYGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 895
Label	rr_AverageAnnualReturnLabel	Y Class Return Before Taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	36.66%	[6]
5 Years	rr_AverageAnnualReturnYear05	10.81%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[6]
World Mutual Funds Prospectus | Focused Global Growth Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 702
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	970
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,073
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.94%
5 Years	rr_AverageAnnualReturnYear05	8.85%
10 Years	rr_AverageAnnualReturnYear10	9.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 1999
World Mutual Funds Prospectus | Focused Global Growth Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 211
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,397
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.77%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	9.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2002
World Mutual Funds Prospectus | Focused Global Growth Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGORX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 160
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,866
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.46%
5 Years	rr_AverageAnnualReturnYear05	9.86%
10 Years	rr_AverageAnnualReturnYear10	9.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2005
World Mutual Funds Prospectus | Focused Global Growth Fund | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGFGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Label	rr_AverageAnnualReturnLabel	R5 Class Return Before Taxes	[8]
1 Year	rr_AverageAnnualReturnYear01	36.34%	[8]
5 Years	rr_AverageAnnualReturnYear05	10.64%	[8]
10 Years	rr_AverageAnnualReturnYear10	10.74%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[8]
World Mutual Funds Prospectus | Focused Global Growth Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGGDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 895
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	36.60%
5 Years	rr_AverageAnnualReturnYear05	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	11.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
World Mutual Funds Prospectus | Focused International Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Focused International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The fund generally invests in common stock and other equity securities that are denominated in foreign currencies. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy and hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. The fund normally invests in a relatively limited number of companies, generally 35–50.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Focused Portfolio Risk – Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive on the fund’s value.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk  – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (1Q 2019): 13.79% Lowest Performance Quarter (4Q 2018): -15.66%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | Focused International Growth Fund | MSCI ACWI ex-U.S. Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S. Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	21.51%
Since Inception	rr_AverageAnnualReturnSinceInception	9.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFCNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	682
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,499
Annual Return 2017	rr_AnnualReturn2017	33.27%
Annual Return 2018	rr_AnnualReturn2018	(13.20%)
Annual Return 2019	rr_AnnualReturn2019	32.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.66%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.47%
Since Inception	rr_AverageAnnualReturnSinceInception	11.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	31.77%
Since Inception	rr_AverageAnnualReturnSinceInception	11.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	19.71%
Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFCSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.03%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.68%
Since Inception	rr_AverageAnnualReturnSinceInception	11.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFCLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,020
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,251
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.53%
Since Inception	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFCHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 228
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	701
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,571
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.13%
Since Inception	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFCWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.23%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.74%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	549
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,050
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.78%
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	494
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Focused International Growth Fund | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AFCGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
World Mutual Funds Prospectus | Global Small Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 161% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	161.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will invest at least 80% of its net assets in securities issued by small cap companies. The portfolio managers consider small cap companies to include companies with market capitalizations not greater than that of the largest company on the MSCI ACWI Small Cap Index at the time of investment. As of January 31, 2020, the total market capitalization of the largest company in the index was $11.6 billion.
The fund invests in countries world-wide, including the United States, foreign developed countries and emerging markets. Under normal market conditions, the fund will invest at least 40% (unless the portfolio managers deem market conditions unfavorable, in which case the fund would invest at least 30%) of its assets in securities of issuers located outside of the United States. The fund will allocate its assets among at least three different countries (one of which may be the U.S.). The fund generally invests in common stocks and other equity securities denominated in both U.S. and foreign currencies.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk  – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (1Q 2019): 14.99% Lowest Performance Quarter (4Q 2018): -23.15%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | Global Small Cap Fund | MSCI ACWI Small Cap Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	24.65%
Since Inception	rr_AverageAnnualReturnSinceInception	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	478
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,800
Annual Return 2017	rr_AnnualReturn2017	38.98%
Annual Return 2018	rr_AnnualReturn2018	(12.81%)
Annual Return 2019	rr_AnnualReturn2019	35.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.15%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.09%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	33.54%
Since Inception	rr_AverageAnnualReturnSinceInception	15.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	21.84%
Since Inception	rr_AverageAnnualReturnSinceInception	12.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,578
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.38%
Since Inception	rr_AverageAnnualReturnSinceInception	16.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[11]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 744
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,527
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.01%
Since Inception	rr_AverageAnnualReturnSinceInception	14.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,336
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,841
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	33.76%
Since Inception	rr_AverageAnnualReturnSinceInception	15.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCWX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	632
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,084
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,334
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	34.42%
Since Inception	rr_AverageAnnualReturnSinceInception	15.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | Global Small Cap Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AGCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.53%
Since Inception	rr_AverageAnnualReturnSinceInception	16.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2016
World Mutual Funds Prospectus | International Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2010): 18.40% Lowest Performance Quarter (3Q 2011): -21.08%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | International Growth Fund | MSCI EAFE Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	5.50%
World Mutual Funds Prospectus | International Growth Fund | MSCI EAFE Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.90%
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	6.94%
World Mutual Funds Prospectus | International Growth Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWIEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,431
Annual Return 2010	rr_AnnualReturn2010	13.70%
Annual Return 2011	rr_AnnualReturn2011	(11.84%)
Annual Return 2012	rr_AnnualReturn2012	21.87%
Annual Return 2013	rr_AnnualReturn2013	22.95%
Annual Return 2014	rr_AnnualReturn2014	(5.34%)
Annual Return 2015	rr_AnnualReturn2015	0.58%
Annual Return 2016	rr_AnnualReturn2016	(5.78%)
Annual Return 2017	rr_AnnualReturn2017	31.03%
Annual Return 2018	rr_AnnualReturn2018	(15.51%)
Annual Return 2019	rr_AnnualReturn2019	28.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.08%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.37%
5 Years	rr_AverageAnnualReturnYear05	6.13%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 1991
World Mutual Funds Prospectus | International Growth Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.39%
5 Years	rr_AverageAnnualReturnYear05	5.09%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 1991
World Mutual Funds Prospectus | International Growth Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 09, 1991
World Mutual Funds Prospectus | International Growth Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TGRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.55%
5 Years	rr_AverageAnnualReturnYear05	6.34%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 1997
World Mutual Funds Prospectus | International Growth Fund | Y CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATYGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,026
Label	rr_AverageAnnualReturnLabel	Y Class1 Return Before Taxes	[12]
1 Year	rr_AverageAnnualReturnYear01	28.74%	[12]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%	[12]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[12]
World Mutual Funds Prospectus | International Growth Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TWGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[13]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 712
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,002
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,189
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.76%
5 Years	rr_AverageAnnualReturnYear05	4.62%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 02, 1996
World Mutual Funds Prospectus | International Growth Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIWCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 222
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	683
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,170
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,510
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.05%
5 Years	rr_AverageAnnualReturnYear05	5.08%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2001
World Mutual Funds Prospectus | International Growth Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATGRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.17%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,985
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.72%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	6.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 29, 2003
World Mutual Funds Prospectus | International Growth Fund | R5 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATGGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.97%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,201
Label	rr_AverageAnnualReturnLabel	R5 Class2 Return Before Taxes	[14]
1 Year	rr_AverageAnnualReturnYear01	28.65%	[14]
5 Years	rr_AverageAnnualReturnYear05	6.34%	[14]
10 Years	rr_AverageAnnualReturnYear10	6.92%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2017	[14]
World Mutual Funds Prospectus | International Growth Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ATGDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,026
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.77%
5 Years	rr_AverageAnnualReturnYear05	6.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
World Mutual Funds Prospectus | International Opportunities Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund’s assets will be invested primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2010): 19.25% Lowest Performance Quarter (3Q 2011): -22.89%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | International Opportunities Fund | MSCI ACWI ex-U.S. Small Cap Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex-U.S. Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	24.61%
5 Years	rr_AverageAnnualReturnYear05	7.64%
10 Years	rr_AverageAnnualReturnYear10	7.27%
World Mutual Funds Prospectus | International Opportunities Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.42%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,712
Annual Return 2010	rr_AnnualReturn2010	22.41%
Annual Return 2011	rr_AnnualReturn2011	(14.94%)
Annual Return 2012	rr_AnnualReturn2012	25.04%
Annual Return 2013	rr_AnnualReturn2013	30.50%
Annual Return 2014	rr_AnnualReturn2014	(7.50%)
Annual Return 2015	rr_AnnualReturn2015	10.66%
Annual Return 2016	rr_AnnualReturn2016	(5.44%)
Annual Return 2017	rr_AnnualReturn2017	45.05%
Annual Return 2018	rr_AnnualReturn2018	(22.71%)
Annual Return 2019	rr_AnnualReturn2019	28.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.96%
5 Years	rr_AverageAnnualReturnYear05	8.63%
10 Years	rr_AverageAnnualReturnYear10	9.04%
World Mutual Funds Prospectus | International Opportunities Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	28.78%
5 Years	rr_AverageAnnualReturnYear05	7.78%
10 Years	rr_AverageAnnualReturnYear10	8.50%
World Mutual Funds Prospectus | International Opportunities Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	17.44%
5 Years	rr_AverageAnnualReturnYear05	6.75%
10 Years	rr_AverageAnnualReturnYear10	7.40%
World Mutual Funds Prospectus | International Opportunities Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACIOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.22%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,488
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.29%
5 Years	rr_AverageAnnualReturnYear05	8.83%
10 Years	rr_AverageAnnualReturnYear10	9.23%
World Mutual Funds Prospectus | International Opportunities Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIVOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[16]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.42%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 736
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,075
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,436
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,446
Label	rr_AverageAnnualReturnLabel	A Class1 Return Before Taxes	[17]
1 Year	rr_AverageAnnualReturnYear01	21.26%	[17]
5 Years	rr_AverageAnnualReturnYear05	7.05%	[17]
10 Years	rr_AverageAnnualReturnYear10	8.12%	[17]
World Mutual Funds Prospectus | International Opportunities Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.42%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 247
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,761
Label	rr_AverageAnnualReturnLabel	C Class1 Return Before Taxes	[17]
1 Year	rr_AverageAnnualReturnYear01	27.74%	[17]
5 Years	rr_AverageAnnualReturnYear05	7.54%	[17]
10 Years	rr_AverageAnnualReturnYear10	7.96%	[17]
World Mutual Funds Prospectus | International Opportunities Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	AIORX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.42%	[15]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,043
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,251
Label	rr_AverageAnnualReturnLabel	R Class1 Return Before Taxes	[17]
1 Year	rr_AverageAnnualReturnYear01	28.27%	[17]
5 Years	rr_AverageAnnualReturnYear05	8.06%	[17]
10 Years	rr_AverageAnnualReturnYear10	8.50%	[17]
World Mutual Funds Prospectus | International Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers will normally invest at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States. The portfolio managers generally look for securities from issuers that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index. Characteristics the portfolio managers may consider include industry sector and geographic location, among others. The portfolio managers will normally invest at least 80% of the value of the fund’s net assets in equity securities.
The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. In the second step, the expected returns model is imported into an optimization process that balances active return and risk versus the MSCI EAFE Value Index. This index is based on rules that identify companies that are undervalued by the market. Generally, companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because it has been overlooked by the market. The fund’s investment selection process may result in market sectors or industries being over- or underweighted.
The portfolio managers generally intend to spread the fund’s holdings across different countries and geographic regions to manage the risks of an international portfolio but may invest a significant portion of assets in one country or region when consistent with the fund’s investment process. The fund may invest in companies of all market capitalizations, including small-cap companies.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Currency Risk – The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the MSCI EAFE Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

•
Quantitative Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•
Financial Sector Risk — The fund may invest a significant portion of its assets in the financial sector and, therefore, the performance of the fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Redemption Risk  – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2010): 17.83% Lowest Performance Quarter (3Q 2011): -20.43%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | International Value Fund | MSCI EAFE Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.09%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10	3.98%
World Mutual Funds Prospectus | International Value Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACEVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,622
Annual Return 2010	rr_AnnualReturn2010	3.62%
Annual Return 2011	rr_AnnualReturn2011	(8.87%)
Annual Return 2012	rr_AnnualReturn2012	18.37%
Annual Return 2013	rr_AnnualReturn2013	21.85%
Annual Return 2014	rr_AnnualReturn2014	(3.54%)
Annual Return 2015	rr_AnnualReturn2015	(7.16%)
Annual Return 2016	rr_AnnualReturn2016	1.76%
Annual Return 2017	rr_AnnualReturn2017	21.27%
Annual Return 2018	rr_AnnualReturn2018	(17.12%)
Annual Return 2019	rr_AnnualReturn2019	12.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.49%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2006
World Mutual Funds Prospectus | International Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	0.93%
10 Years	rr_AverageAnnualReturnYear10	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2006
World Mutual Funds Prospectus | International Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.26%
5 Years	rr_AverageAnnualReturnYear05	1.23%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2006
World Mutual Funds Prospectus | International Value Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.09%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,396
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	1.51%
10 Years	rr_AverageAnnualReturnYear10	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2006
World Mutual Funds Prospectus | International Value Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	MEQAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[19]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,051
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,396
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,364
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	(0.14%)
10 Years	rr_AverageAnnualReturnYear10	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
World Mutual Funds Prospectus | International Value Fund | C CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACCOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 238
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	734
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,681
Label	rr_AverageAnnualReturnLabel	C Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2006
World Mutual Funds Prospectus | International Value Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	582
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,166
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2006
World Mutual Funds Prospectus | International Value Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACVDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,224
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 26, 2013
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Non-U.S. Intrinsic Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal period from December 6, 2018, fund inception, through November 30, 2019, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of non-U.S. companies. The portfolio managers seek to identify securities they believe are trading at significant discounts to their intrinsic value. The portfolio managers assess qualitative and quantitative factors to select and weight securities for the fund. Quantitative factors are numeric, measurable characteristics, such as assessing historical financial statements. Qualitative factors include subjective judgments on non-quantifiable information, such as corporate governance, country of domicile, level of transparency, industry cycles, brand value, pricing power, product concentration, customer diversification, capital structure, and regulatory risks.
The fund may invest in both developed and emerging markets and generally intends to invest across different countries and geographic regions. The fund may invest in common stock and other equity securities that are denominated in foreign currencies and may also invest in foreign securities that are represented in the U.S. securities markets by American Depositary Receipts (ADRs) or similar depositary arrangements.
The fund may invest in companies of all market capitalizations, including small-cap companies, but generally invests in companies with a market capitalization of $1 billion or larger. The fund has significant flexibility to invest wherever the portfolio managers believe value can be found. This investment selection process may result in market sectors or industries being over- or under-weighted as compared to the fund’s benchmark and will likely result in the fund holding a smaller number of securities relative to peers—generally 40 to 60 holdings.
The portfolio managers generally sell a stock when they believe a security has reached its intrinsic value estimate or has become less attractive relative to other opportunities, when specific events alter a security’s prospects, or when rebalancing of the portfolio is necessary as a result of significant price movement.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•	Currency Risk – The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Small Number of Holdings Risk – A fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to portfolios with a greater number of holdings.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Sector Risk – From time to time, the fund may invest a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the fund more vulnerable to unfavorable developments in that economic sector.

•
Depositary Receipts Risk – Investment in depositary receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•
Mid-Cap Stock Risk – The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (4Q 2019): 9.00% Lowest Performance Quarter (3Q 2019): 0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | MSCI ACWI (All Country World Index) ex-U.S.
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI ACWI (All Country World Index) ex-U.S. (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	21.51%
Since Inception	rr_AverageAnnualReturnSinceInception	17.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2018
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANTUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	416
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	719
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,578
Annual Return 2019	rr_AnnualReturn2019	15.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2018
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2018
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.28%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2018
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | I CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANVHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,351
Label	rr_AverageAnnualReturnLabel	I Class Return Before Taxes1	[20]
1 Year	rr_AverageAnnualReturnYear01	16.02%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	10.33%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2019	[20]
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | A CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANVLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[21]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,040
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,377
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,323
Label	rr_AverageAnnualReturnLabel	A Class Return Before Taxes1	[20]
1 Year	rr_AverageAnnualReturnYear01	8.88%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2019	[20]
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | R CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANVRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	570
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	981
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,124
Label	rr_AverageAnnualReturnLabel	R Class Return Before Taxes1	[20]
1 Year	rr_AverageAnnualReturnYear01	15.23%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	9.55%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2019	[20]
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | R6 CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANVMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Label	rr_AverageAnnualReturnLabel	R6 Class Return Before Taxes1	[20]
1 Year	rr_AverageAnnualReturnYear01	17.34%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%	[20]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2019	[20]
World Mutual Funds Prospectus | Non-U.S. Intrinsic Value Fund | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANTGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	17.34%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2018
World Mutual Funds Prospectus | NT Emerging Markets Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund will invest at least 80% of its net assets in equity securities of companies located in emerging market countries. The fund generally invests in equity securities denominated in foreign currencies.
The fund considers an emerging market country to be any country other than a developed country. However, the fund generally intends to focus its investments in the subset of emerging markets countries that comprise the MSCI Emerging Markets Index. The countries comprising the index will change from time to time, but as of December 31, 2019 include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In addition, a portion of the fund’s assets may be invested in frontier markets (emerging market countries at an earlier stage of development).
In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Frontier Emerging Markets Risk – The risks of investing in a frontier emerging market are magnified because they generally have smaller economies and less developed capital markets than traditional emerging markets. Unique risks include: potential for extreme price volatility and illiquidity, government control of certain industries or companies and limitations on foreign investment, economic and political instability, and relatively new and unsettled securities laws.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Market Risk – The value of a fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Price Volatility – The value of a fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2010): 19.95% Lowest Performance Quarter (3Q 2011): -26.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | NT Emerging Markets Fund | MSCI Emerging Markets Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%
World Mutual Funds Prospectus | NT Emerging Markets Fund | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLKX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Annual Return 2010	rr_AnnualReturn2010	17.33%
Annual Return 2011	rr_AnnualReturn2011	(21.47%)
Annual Return 2012	rr_AnnualReturn2012	24.40%
Annual Return 2013	rr_AnnualReturn2013	0.24%
Annual Return 2014	rr_AnnualReturn2014	(1.64%)
Annual Return 2015	rr_AnnualReturn2015	(8.02%)
Annual Return 2016	rr_AnnualReturn2016	7.21%
Annual Return 2017	rr_AnnualReturn2017	48.37%
Annual Return 2018	rr_AnnualReturn2018	(18.33%)
Annual Return 2019	rr_AnnualReturn2019	23.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.16%)
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.61%
5 Years	rr_AverageAnnualReturnYear05	8.11%
10 Years	rr_AverageAnnualReturnYear10	5.25%
World Mutual Funds Prospectus | NT Emerging Markets Fund | G CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.85%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	4.73%
World Mutual Funds Prospectus | NT Emerging Markets Fund | G CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	14.56%
5 Years	rr_AverageAnnualReturnYear05	6.38%
10 Years	rr_AverageAnnualReturnYear10	4.24%
World Mutual Funds Prospectus | NT International Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (3Q 2010): 18.43% Lowest Performance Quarter (3Q 2011): -21.45%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | NT International Growth Fund | MSCI EAFE Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	22.01%
5 Years	rr_AverageAnnualReturnYear05	5.67%
10 Years	rr_AverageAnnualReturnYear10	5.50%
World Mutual Funds Prospectus | NT International Growth Fund | MSCI EAFE Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	27.90%
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	6.94%
World Mutual Funds Prospectus | NT International Growth Fund | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ACLNX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Annual Return 2010	rr_AnnualReturn2010	13.79%
Annual Return 2011	rr_AnnualReturn2011	(12.80%)
Annual Return 2012	rr_AnnualReturn2012	22.35%
Annual Return 2013	rr_AnnualReturn2013	22.93%
Annual Return 2014	rr_AnnualReturn2014	(4.76%)
Annual Return 2015	rr_AnnualReturn2015	0.83%
Annual Return 2016	rr_AnnualReturn2016	(5.98%)
Annual Return 2017	rr_AnnualReturn2017	31.82%
Annual Return 2018	rr_AnnualReturn2018	(13.72%)
Annual Return 2019	rr_AnnualReturn2019	29.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.45%)
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.99%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	7.13%
World Mutual Funds Prospectus | NT International Growth Fund | G CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	29.47%
5 Years	rr_AverageAnnualReturnYear05	5.84%
10 Years	rr_AverageAnnualReturnYear10	6.31%
World Mutual Funds Prospectus | NT International Growth Fund | G CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.31%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	5.75%
World Mutual Funds Prospectus | NT International Small-Mid Cap Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT International Small-Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund’s assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries. Under normal market conditions, the fund will invest at least 80% of its net assets in companies that are small- to medium-sized. The portfolio managers consider small to medium companies to be those that have a market capitalization not greater than that of the largest company in the MSCI EAFE SMID Cap Index. Though market capitalization will change from time to time, as of January 31, 2020, the total market capitalization of the largest company in the MSCI EAFE SMID Cap Index was approximately $30.6 billion.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques, including integration of environmental, social, and governance (“ESG”) risks and opportunities to help them buy or hold stocks of companies that meet their investment criteria and sell the stocks of companies that do not. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•	Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Sector Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

•
ESG Risk – Certain environmental, social and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions etc.) and governance risk (issues relating to bribery and corruption, management compensation etc.) could experience losses or may underperform the general market.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (1Q 2019): 14.20% Lowest Performance Quarter (4Q 2018): -22.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | NT International Small-Mid Cap Fund | MSCI EAFE Small Cap Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	24.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Small-Mid Cap Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANTSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 151
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	809
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,767
Annual Return 2016	rr_AnnualReturn2016	(3.97%)
Annual Return 2017	rr_AnnualReturn2017	36.08%
Annual Return 2018	rr_AnnualReturn2018	(22.77%)
Annual Return 2019	rr_AnnualReturn2019	27.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.37%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.07%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Small-Mid Cap Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	26.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Small-Mid Cap Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	16.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Small-Mid Cap Fund | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANTMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.12%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	NT International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers will normally invest at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States. The portfolio managers generally look for securities from issuers that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index. Characteristics the portfolio managers may consider include industry sector and geographic location, among others. The portfolio managers will normally invest at least 80% of the value of the fund’s net assets in equity securities.
The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. In the second step, the expected returns model is imported into an optimization process that balances active return and risk versus the MSCI EAFE Value Index. This index is based on rules that identify companies that are undervalued by the market. Generally, companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because it has been overlooked by the market. The fund’s investment selection process may result in market sectors or industries being over- or underweighted.
The portfolio managers generally intend to spread the fund’s holdings across different countries and geographic regions to manage the risks of an international portfolio but may invest a significant portion of assets in one country or region when consistent with the fund’s investment process. The fund may invest in companies of all market capitalizations, including small-cap companies.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) or the Bloomberg Industry Classification Standard (BICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•
Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Currency Risk – The fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Benchmark Correlation – The fund’s performance will be similar to the performance of its benchmark, the MSCI EAFE Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•
Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.

•
Small-Cap Stock Risk – Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.

•
Financial Sector Risk — The fund may invest a significant portion of its assets in the financial sector and, therefore, the performance of the fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•
Single Country Risk – Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a fund that is more widely diversified.

•
Quantitative Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (1Q 2019): 7.32% Lowest Performance Quarter (4Q 2018): -12.73%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the calendar year ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

World Mutual Funds Prospectus | NT International Value Fund | MSCI EAFE Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)
1 Year	rr_AverageAnnualReturnYear01	16.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Value Fund | INVESTOR CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANTVX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,566
Annual Return 2016	rr_AnnualReturn2016	1.79%
Annual Return 2017	rr_AnnualReturn2017	21.52%
Annual Return 2018	rr_AnnualReturn2018	(16.88%)
Annual Return 2019	rr_AnnualReturn2019	12.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.73%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.82%
Since Inception	rr_AverageAnnualReturnSinceInception	1.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Value Fund | INVESTOR CLASS | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	12.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Value Fund | INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015
World Mutual Funds Prospectus | NT International Value Fund | G CLASS
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	ANTYX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.94%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.94%)	[26],[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13
Label	rr_AverageAnnualReturnLabel	G Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.28%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2015

[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 inception date.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[5]	Effective December 1, 2019, the fund’s investment advisor selected a different benchmark for comparison purposes. The advisor believes the MSCI ACWI Index is more reflective of the fund’s strategy.
[6]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 inception date.
[7]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[8]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[9]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[10]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[11]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[12]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[13]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[14]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class.
[15]	The management fee has been restated to reflect a decrease in the management fee schedule effective March 22, 2019.
[16]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[17]	Historical performance for A, C and R Classes prior to their inception (March 1, 2010) is based on the performance of Investor Class shares. A, C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.
[18]	The advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until March 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.
[19]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[20]	Historical performance for the I, A, R and R6 Classes prior to their inception is based on the performance of G Class shares. Class performance has been adjusted to reflect differences in expenses between classes, if applicable. Since inception performance for the I, A, R and R6 Classes is based on the G Class inception date.
[21]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[22]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[23]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[24]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[25]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[26]	The advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until March 31, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.
[27]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.